Third Quarter Report
April 30, 2023 (Unaudited)
Columbia Disciplined Value Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Disciplined Value Fund, April 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.9%
Issuer	Shares	Value ($)
Communication Services 8.6%
Diversified Telecommunication Services 1.2%
Verizon Communications, Inc.	54,514	2,116,779
Entertainment 0.3%
Activision Blizzard, Inc.(a)	6,597	512,653
Interactive Media & Services 6.4%
Alphabet, Inc., Class A(a)	44,488	4,775,342
Meta Platforms, Inc., Class A(a)	26,517	6,372,565
Total		11,147,907
Media 0.7%
Interpublic Group of Companies, Inc. (The)	32,585	1,164,262
Total Communication Services		14,941,601
Consumer Discretionary 6.4%
Automobiles 0.2%
Thor Industries, Inc.	3,923	309,996
Broadline Retail 0.1%
Nordstrom, Inc.	12,472	192,817
Diversified Consumer Services 1.0%
ADT, Inc.	37,660	252,322
H&R Block, Inc.	44,991	1,525,645
Total		1,777,967
Hotels, Restaurants & Leisure 0.3%
Travel + Leisure Co.	13,531	517,831
Household Durables 2.3%
Lennar Corp., Class A	5,253	592,591
NVR, Inc.(a)	80	467,200
PulteGroup, Inc.	42,963	2,884,965
Total		3,944,756
Specialty Retail 2.5%
AutoZone, Inc.(a)	768	2,045,422
O’Reilly Automotive, Inc.(a)	2,591	2,376,750
Total		4,422,172
Total Consumer Discretionary		11,165,539
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 7.5%
Food Products 2.6%
Archer-Daniels-Midland Co.	10,790	842,483
General Mills, Inc.	41,251	3,656,076
Total		4,498,559
Household Products 1.6%
Procter & Gamble Co. (The)	17,671	2,763,391
Tobacco 3.3%
Altria Group, Inc.	76,984	3,657,510
Philip Morris International, Inc.	21,641	2,163,451
Total		5,820,961
Total Consumer Staples		13,082,911
Energy 8.3%
Oil, Gas & Consumable Fuels 8.3%
Chevron Corp.(b)	8,018	1,351,675
ConocoPhillips Co.	10,954	1,127,057
Exxon Mobil Corp.	63,856	7,556,719
Marathon Petroleum Corp.	10,654	1,299,788
Valero Energy Corp.	26,666	3,057,790
Total		14,393,029
Total Energy		14,393,029
Financials 19.7%
Banks 7.4%
Bank OZK	80,263	2,866,994
Citigroup, Inc.	79,771	3,754,821
JPMorgan Chase & Co.	27,138	3,751,557
Wells Fargo & Co.	62,126	2,469,509
Total		12,842,881
Capital Markets 5.9%
BlackRock, Inc.	505	338,956
CME Group, Inc.	18,549	3,445,848
Goldman Sachs Group, Inc. (The)	1,162	399,077
Morgan Stanley	43,267	3,892,732
MSCI, Inc.	3,455	1,666,865
State Street Corp.	7,010	506,542
Total		10,250,020
2	Columbia Disciplined Value Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Disciplined Value Fund, April 30, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Financial Services 2.1%
Berkshire Hathaway, Inc., Class B(a)	6,881	2,260,753
PayPal Holdings, Inc.(a)	18,126	1,377,576
Total		3,638,329
Insurance 4.3%
American International Group, Inc.	18,650	989,196
Lincoln National Corp.	5,840	126,903
Marsh & McLennan Companies, Inc.	18,301	3,297,657
MetLife, Inc.	47,830	2,933,414
Unum Group	4,256	179,603
Total		7,526,773
Total Financials		34,258,003
Health Care 15.9%
Biotechnology 2.1%
BioMarin Pharmaceutical, Inc.(a)	9,949	955,502
Gilead Sciences, Inc.	7,564	621,836
Regeneron Pharmaceuticals, Inc.(a)	1,450	1,162,596
Vertex Pharmaceuticals, Inc.(a)	2,786	949,274
Total		3,689,208
Health Care Equipment & Supplies 2.9%
Abbott Laboratories	41,734	4,610,355
Hologic, Inc.(a)	4,413	379,562
Total		4,989,917
Health Care Providers & Services 3.0%
Centene Corp.(a)	5,386	371,257
CVS Health Corp.	34,835	2,553,754
McKesson Corp.	6,337	2,308,189
Total		5,233,200
Life Sciences Tools & Services 1.5%
Syneos Health, Inc.(a)	38,255	1,501,891
Thermo Fisher Scientific, Inc.	1,970	1,093,153
Total		2,595,044
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 6.4%
Bristol-Myers Squibb Co.	60,736	4,055,343
Jazz Pharmaceuticals PLC(a)	11,723	1,646,730
Johnson & Johnson	6,742	1,103,665
Pfizer, Inc.	110,466	4,296,023
Total		11,101,761
Total Health Care		27,609,130
Industrials 11.0%
Aerospace & Defense 2.8%
General Dynamics Corp.	14,719	3,213,747
Textron, Inc.	24,059	1,610,509
Total		4,824,256
Building Products 2.0%
Builders FirstSource, Inc.(a)	29,608	2,805,950
Owens Corning	6,469	690,954
Total		3,496,904
Electrical Equipment 1.8%
Emerson Electric Co.	36,766	3,061,137
Ground Transportation 1.9%
CSX Corp.	80,291	2,460,116
Uber Technologies, Inc.(a)	26,232	814,504
Total		3,274,620
Machinery 0.6%
Allison Transmission Holdings, Inc.	9,816	478,923
Parker-Hannifin Corp.	2,054	667,303
Total		1,146,226
Professional Services 1.6%
Automatic Data Processing, Inc.	13,036	2,867,920
Trading Companies & Distributors 0.3%
MSC Industrial Direct Co., Inc., Class A	5,800	526,234
Total Industrials		19,197,297
Information Technology 7.2%
Communications Equipment 2.8%
Cisco Systems, Inc.	100,201	4,734,498
Motorola Solutions, Inc.	825	240,405
Total		4,974,903

Columbia Disciplined Value Fund | Third Quarter Report 2023	3

Portfolio of Investments   (continued)
Columbia Disciplined Value Fund, April 30, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 2.2%
Advanced Micro Devices, Inc.(a)	27,595	2,466,165
Cirrus Logic, Inc.(a)	15,100	1,295,429
Total		3,761,594
Software 2.2%
Dropbox, Inc., Class A(a)	44,312	901,306
Salesforce, Inc.(a)	15,019	2,979,319
Total		3,880,625
Total Information Technology		12,617,122
Materials 4.5%
Chemicals 0.6%
Mosaic Co. (The)	24,120	1,033,542
Metals & Mining 2.5%
Nucor Corp.	16,168	2,395,774
Steel Dynamics, Inc.	18,332	1,905,612
Total		4,301,386
Paper & Forest Products 1.4%
Louisiana-Pacific Corp.	41,830	2,498,924
Total Materials		7,833,852
Real Estate 4.7%
Hotel & Resort REITs 1.0%
Host Hotels & Resorts, Inc.	107,497	1,738,227
Retail REITs 1.6%
Simon Property Group, Inc.	24,570	2,784,272
Specialized REITs 2.1%
American Tower Corp.	7,375	1,507,376
Public Storage	5,540	1,633,358
SBA Communications Corp.	1,964	512,388
Total		3,653,122
Total Real Estate		8,175,621
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 5.1%
Electric Utilities 4.3%
American Electric Power Co., Inc.	35,568	3,287,195
Evergy, Inc.	18,808	1,168,165
Pinnacle West Capital Corp.	37,701	2,958,020
Total		7,413,380
Independent Power and Renewable Electricity Producers 0.8%
Vistra Corp.	59,964	1,430,741
Total Utilities		8,844,121
Total Common Stocks (Cost $149,467,924)		172,118,226

Money Market Funds 1.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.046%(c),(d)	1,870,690	1,869,941
Total Money Market Funds (Cost $1,869,755)		1,869,941
Total Investments in Securities (Cost: $151,337,679)		173,988,167
Other Assets & Liabilities, Net		83,375
Net Assets		174,071,542

At April 30, 2023, securities and/or cash totaling $219,154 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	11	06/2023	USD	2,303,675	115,640	—
4	Columbia Disciplined Value Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Disciplined Value Fund, April 30, 2023 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at April 30, 2023.
(d)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended April 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.046%
	1,917,742	15,552,098	(15,599,944)	45	1,869,941	233	75,309	1,870,690
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Disciplined Value Fund | Third Quarter Report 2023	5

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT179_07_N01_(06/23)